Fair value measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Purchases or sales issues	$ 0	$ 0
Transfers into or our of Level 3	$ 0	$ 0